Schedule of Investments (unaudited)
December 31, 2024
iShares® Global Consumer Discretionary ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.4%
Aristocrat Leisure Ltd.	28,966	$1,223,250
Lottery Corp. Ltd. (The)	101,259	308,846
Wesfarmers Ltd.	52,224	2,307,129
		3,839,225
Canada — 1.2%
Canadian Tire Corp. Ltd., Class A, NVS	2,378	250,166
Dollarama Inc.	12,956	1,264,369
Gildan Activewear Inc.	6,520	306,848
Magna International Inc.	12,290	513,676
Restaurant Brands International Inc.	14,899	971,086
		3,306,145
Chile — 0.1%
Empresas Copec SA	16,902	103,385
Falabella SA(a)	34,255	121,013
		224,398
China — 7.3%
Alibaba Group Holding Ltd.	739,200	7,823,216
ANTA Sports Products Ltd.	54,400	537,271
BYD Co. Ltd., Class H	46,500	1,581,610
JD.com Inc., Class A	133,100	2,311,042
Li Auto Inc., Class A(a)	58,900	703,536
Meituan, Class B(a)(b)	253,000	4,919,170
Trip.com Group Ltd.(a)	24,500	1,686,098
		19,561,943
Denmark — 0.3%
GN Store Nord A/S(a)	6,868	127,871
Pandora A/S	3,768	689,376
		817,247
France — 5.4%
Accor SA	8,541	415,414
Cie Generale des Etablissements Michelin SCA	32,564	1,071,532
Hermes International SCA	1,551	3,721,422
Kering SA	3,248	802,241
LVMH Moet Hennessy Louis Vuitton SE	11,741	7,723,144
Renault SA	8,477	412,693
Sodexo SA	3,690	304,063
		14,450,509
Germany — 2.3%
adidas AG	7,623	1,874,985
Bayerische Motoren Werke AG	12,809	1,047,647
Continental AG	4,915	331,189
Delivery Hero SE, Class A(a)(b)	9,688	272,158
Mercedes-Benz Group AG	35,449	1,976,343
Puma SE	4,806	220,984
Volkswagen AG	1,346	128,173
Zalando SE(a)(b)	9,962	333,261
		6,184,740
Italy — 1.5%
Ferrari NV	5,088	2,171,043
Moncler SpA	10,587	558,893
Stellantis NV	101,559	1,321,122
		4,051,058
Japan — 13.0%
Aisin Corp.	29,100	325,110
Asics Corp.	35,000	682,772
Bandai Namco Holdings Inc.	30,200	720,126
Bridgestone Corp.	26,700	897,470
Denso Corp.	97,300	1,341,475
Security	Shares	Value
Japan (continued)
Fast Retailing Co. Ltd.	9,500	$3,204,745
Honda Motor Co. Ltd.	223,529	2,128,176
Isuzu Motors Ltd.	27,100	368,652
Nissan Motor Co. Ltd.	98,000	297,218
Nitori Holdings Co. Ltd.	4,100	485,819
Oriental Land Co. Ltd./Japan	56,200	1,211,456
Pan Pacific International Holdings Corp.	24,900	676,451
Panasonic Holdings Corp.	106,400	1,087,472
Rakuten Group Inc.(a)	67,600	364,193
Sekisui House Ltd.	30,900	736,783
Shimano Inc.	3,800	511,167
Sony Group Corp.	287,300	6,055,002
Subaru Corp.	26,788	475,977
Sumitomo Electric Industries Ltd.	36,700	656,103
Suzuki Motor Corp.	90,500	1,013,993
Toyota Motor Corp.	566,400	11,059,093
Yamaha Motor Co. Ltd.	46,639	410,922
		34,710,175
Jersey — 0.2%
Aptiv PLC(a)	10,819	654,333
Netherlands — 1.0%
Prosus NV	64,100	2,546,362
South Korea — 0.6%
Hyundai Motor Co.	6,377	905,347
Kia Corp.	11,461	775,560
		1,680,907
Spain — 1.5%
Amadeus IT Group SA	20,734	1,463,493
Industria de Diseno Textil SA	51,635	2,644,947
		4,108,440
Sweden — 0.4%
Evolution AB(b)	8,621	664,816
H & M Hennes & Mauritz AB, Class B	25,772	347,376
		1,012,192
Switzerland — 1.5%
Cie Financiere Richemont SA, Class A, Registered	24,739	3,742,371
Swatch Group AG (The), Bearer	1,318	239,561
Swatch Group AG (The), Registered	2,389	84,386
		4,066,318
United Kingdom — 2.5%
Barratt Redrow PLC	62,706	343,747
Berkeley Group Holdings PLC	4,640	225,812
Burberry Group PLC	16,315	199,517
Compass Group PLC	78,026	2,596,192
Entain PLC	29,087	249,693
InterContinental Hotels Group PLC	7,275	905,182
Kingfisher PLC	83,649	260,011
Next PLC	5,352	634,866
Pearson PLC	30,316	486,129
Persimmon PLC	14,555	217,414
Taylor Wimpey PLC	161,042	245,107
Whitbread PLC	8,165	300,553
		6,664,223
United States — 58.9%
Airbnb Inc., Class A(a)	19,933	2,619,396
Amazon.com Inc.(a)	120,842	26,511,526
AutoZone Inc.(a)	776	2,484,752
Best Buy Co. Inc.	8,934	766,537
Booking Holdings Inc.	1,522	7,561,935

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
BorgWarner Inc.	9,911	$315,071
Caesars Entertainment Inc.(a)	9,843	328,953
CarMax Inc.(a)	7,104	580,823
Carnival Corp.(a)	47,803	1,191,251
Chipotle Mexican Grill Inc., Class A(a)	62,706	3,781,172
Darden Restaurants Inc.	5,393	1,006,819
Deckers Outdoor Corp.(a)	6,992	1,420,005
Domino's Pizza Inc.	1,594	669,097
DR Horton Inc.	13,423	1,876,804
eBay Inc.	22,072	1,367,360
Expedia Group Inc.(a)	5,614	1,046,057
Ford Motor Co.	179,634	1,778,377
Garmin Ltd.	7,072	1,458,671
General Motors Co.	50,605	2,695,728
Genuine Parts Co.	6,340	740,258
Hasbro Inc.	5,964	333,447
Hilton Worldwide Holdings Inc.	11,221	2,773,382
Home Depot Inc. (The)	29,710	11,556,893
Las Vegas Sands Corp.	16,083	826,023
Lennar Corp., Class A	10,996	1,499,524
LKQ Corp.	11,977	440,155
Lowe's Companies Inc.	26,107	6,443,208
Lululemon Athletica Inc.(a)	5,204	1,990,062
Marriott International Inc./MD, Class A	10,592	2,954,532
McDonald's Corp.	32,942	9,549,556
MGM Resorts International(a)	10,503	363,929
Mohawk Industries Inc.(a)	2,384	284,006
Nike Inc., Class B	54,791	4,146,035
Norwegian Cruise Line Holdings Ltd.(a)	20,006	514,754
NVR Inc.(a)	141	1,153,225
O'Reilly Automotive Inc.(a)	2,659	3,153,042
Pool Corp.	1,741	593,577
PulteGroup Inc.	9,443	1,028,343
Ralph Lauren Corp., Class A	1,826	421,769
Ross Stores Inc.	15,269	2,309,742
Royal Caribbean Cruises Ltd.	11,385	2,626,406
Starbucks Corp.	52,165	4,760,056
Tapestry Inc.	10,727	700,795
Tesla Inc.(a)	65,506	26,453,943
TJX Companies Inc. (The)	51,906	6,270,764
Tractor Supply Co.	24,537	1,301,933
Ulta Beauty Inc.(a)	2,174	945,538
Wynn Resorts Ltd.	4,257	366,783
Yum! Brands Inc.	12,791	1,716,041
		157,678,055
Total Common Stocks — 99.1% (Cost: $266,834,948)		265,556,270
Security	Shares	Value
Preferred Stocks
Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,727	$204,293
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	4,148	251,366
Porsche Automobil Holding SE, Preference Shares, NVS	6,967	262,520
Volkswagen AG, Preference Shares, NVS	8,473	781,762
		1,499,941
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	1,003	102,941
Series 2, Preference Shares, NVS	1,627	170,733
		273,674
Total Preferred Stocks — 0.7% (Cost: $3,252,242)		1,773,615
Total Long-Term Investments — 99.8% (Cost: $270,087,190)		267,329,885
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	240,000	240,000
Total Short-Term Securities — 0.1% (Cost: $240,000)		240,000
Total Investments — 99.9% (Cost: $270,327,190)		267,569,885
Other Assets Less Liabilities — 0.1%		252,588
Net Assets — 100.0%		$267,822,473

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Consumer Discretionary ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$92 (b)	$—	$(92)	$—	$—	—	$1,200 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	290,000	—	(50,000)(b)	—	—	240,000	240,000	14,355	—
				$(92)	$—	$240,000		$15,555	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Discretionary Index	1	03/21/25	$229	$(11,122)
Euro STOXX 50 Index	3	03/21/25	152	196
				$(10,926)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$164,761,116	$100,795,154	$—	$265,556,270
Preferred Stocks	—	1,773,615	—	1,773,615

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Consumer Discretionary ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$240,000	$—	$—	$240,000
	$165,001,116	$102,568,769	$—	$267,569,885
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$196	$—	$196
Liabilities
Equity Contracts	(11,122)	—	—	(11,122)
	$(11,122)	$196	$—	$(10,926)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares